Share Capital and Share Premium - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Par value per share	£ 25		£ 25
Amount of shares authorized for repurchase		£ 350
Number of shares repurchased	30
Value of shares repurchased and cancelled	£ 176
Nominal value of canceled shares	£ 18		£ 11